Investment Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Gains realized on sales	$ 623	$ 8	$ 86
Losses realized on sales	(21)	0	(66)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$ 602	$ 8	$ 20